Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Text Block]

INCOME TAXES

20 - 1 Income / Loss before income taxes

Income / Loss before income taxes is comprised of the following:

	2015	2014	2013
France	(543)	2,029	(2,018)
EDAP Inc, U.S.A.	(380)	(1,811)	(2,060)
Other countries	16	(614)	(808)
Total	(907)	(396)	(4,886)

20 - 2 Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following:

	2015	2014	2013
Current income tax expense:
France	(712)	(124)	(101)
Other countries	(55)	(10)	(24)
Sub-total current income tax expense	(767)	(133)	(125)
Deferred income tax (expense) benefit:
France	(4)	(4)	(2)
Other countries	11	22	(7)
Sub-total deferred income tax (expense) benefit	7	18	(9)
Total	(759)	(116)	(135)

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands of euros unless otherwise noted, except per share data)

20 - 3 Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows:

	December 31,
	2015	2014
Net operating loss carry forwards	18,295	22,366
Elimination of intercompany profit in inventory	172	156
Elimination of intercompany profit in fixed assets	199	145
Provisions for retirement indemnities	262	222
Other items	335	283
Total deferred tax assets	19,263	23,172
Capital leases treated as operating leases for tax	-	(3)
Other items	(4)	(4)
Total deferred tax liabilities	(4)	(7)
Net deferred tax assets	19,259	23,165
Valuation allowance for deferred tax assets	(19,212)	(23,125)
Deferred tax assets (liabilities), net of allowance	47	40

Net operating loss carryforwards of € 18,332 thousand, € 2,207 thousand, € 245 thousand, € 607 thousand and € 32,153 thousand as of December 31, 2015 are available at EDAP Technomed Inc., Edap Technomed Co Ltd Japan, EDAP TMS GmbH, EDAP Technomed Italia S.R.L. and EDAP TMS S.A., respectively. These net operating losses generate deferred tax assets of € 18,295 thousand. Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2015, € 10,977 thousand out of these € 18,295 thousand net operating loss carry-forwards have no expiration date. The remaining tax loss carry-forwards expire in years 2016 through 2035. In accordance with ASC 740, a valuation allowance is recorded as realization of those amounts is not considered probable.

20 - 4 Effective tax rate

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax rate is as follows:

	2015	2014	2013
French statutory rate	33.3%	33.3%	33.3%
Income of foreign subsidiaries taxed at different tax rates	3.9%	23.5%	1.9%
Effect of net operating loss carry-forwards and valuation allowances	52.4%	(81.3%)	(51.5%)
Non-taxable debt fair value variation	(83.9%)	113.2%	(4.3%)
Non-deductible entertainment expenses	40.7%	42.3%	2.6%
Effect of cancellation of intra-group positions	(78.3%)	(44.2%)	12.7%
French business tax included in income tax (CVAE)	(16.0%)	(31.2%)	(2.0%)
Other	(35.8%)	(84.8%)	(4.5%)
Effective tax rate	(83.7%)	(29.2%)	(2.8%

20 - 5 Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2015 the Company believes that there is no significant uncertainty in the Company’s tax positions.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands of euros unless otherwise noted, except per share data)

In July 2010, the Company was requested by the French Tax Authorities to pay the amount of € 772,822 to comply with the European Court of Justice ruling on fair competition and illegal state aids (C- 214/07 "Commission of the European Communities vs. French Republic"). The amount was related to a state aid received by EDAP-TMS France in 1994 for the acquisition of the activities of Technomed International and included € 374,156 of late interest. The Company reversed consequently the € 50 thousand reserve that had been taken as of December 31, 2009.

In March 2011, the Company engaged in a contentious procedure against the French Tax Authorities to contest this position and ask for the recuperation of the paid amounts. On December 6, 2013, the Company received notice from the French Administrative Courts that this contentious procedure was rejected. The Company made appeal to this decision; the procedure is still pending before the French higher court (“Conseil d’Etat”) and we do not expect any decision before the end of the current fiscal year.

The tax years that remain subject to examination by major tax jurisdictions are 2013, 2014 and 2015.

Interest and penalties on income taxes are classified as a component of the provision for income taxes. There were no interest or penalties in 2013, 2014 and 2015.